Summary of material accounting policies (Details 2) - CLP ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	907.13	996.46	877.12
Cumulative Monthly Average U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	951.25	943.74	839.79
Euro [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	1,066.58	1,035.28	970.05
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	0.62	0.97	1.08
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	23.24	22.61	22.48
Canadian Dollar [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	662.91	693.82	663.98
Sterling Pound [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	1,221.89	1,249.01	1,118.20
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	0.14	0.13	0.12
Swiss Franc [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	1,146.81	1,100.57	1,044.56
Bolivian [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	95.49	143.17	126.02
Australian Dollar [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	607.87	619.92	599.21
Colombian Peso [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	0.24	0.23	0.23
Yuan [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	129.76	136.24	123.15
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	39,727.96	38,416.69	36,789.36
Unidad Indexada [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	147.99	139.09	132.13